EQUITY TRANSACTIONS (Details Narrative 1) - USD ($)						1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 05, 2017	May 10, 2017	Apr. 02, 2017	Mar. 07, 2017	Mar. 13, 2013	Mar. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2017	Feb. 22, 2017	Jan. 31, 2016	Dec. 31, 2015	Jul. 17, 2013
Stock or Unit Option Plan Expense									$ 13,410	$ 0	$ 0	$ 0
Warrants											5,364,230	0
Compensation expense									201,250	10,000	$ 50,000	88,675
Expected life of warrants											2 years
Common stock, for proceeds											$ 500,000
Equity, Description											Such put option expires after 20 days from notification.
Terms of conversion feature											The Series B Preferred Stock converts into common stock of the Company at the holder's discretion at a conversion price of $3.60 per common share (one share of Series B Preferred converts to common at a ratio of 0.27778). Furthermore, the Series B Preferred share purchase agreement provides for certain adjustments to the conversion value of the Series B Preferred to common shares of the Company that are based on the EBITDA (earning before interest, taxes, depreciation, and amortization) for the Company for the 12 months ended March 31, 2018. Those adjustments provide for a decrease in the conversion value based on the proportional miss of the Company's EBITDA, up to a maximum of 30.0% decrease in the conversion value of the Series B Preferred to common shares.
Preferred dividend requirement							$ (17,000)	$ 0	$ (104,157)	$ 0	$ (53,157)	0
Stock based compensation expense											$ 0	$ 88,675
Stock Option Plan [Member]
Issuance of shares												6,363,225
Conversion option [Member]
Issuance of shares														33,334
Note payable														$ 50,000
Conversion price														$ 1.50
Discount on note payable														$ 50,000
Series B Preferred Stock [Member]
Preferred stock shares issued							850,000		850,000		850,000	850,000
Series A Preferred Stock [Member]
Cashlessly shares exercised												2,267,362
Preferred stock shares issued							4,817,792		4,817,792		4,817,792	4,817,792
Series A Preferred Stock [Member] | 2016 Plan [Member]
Issuance of shares															6,363,225
Warrant [Member]
Warrants		$ 40,000
Class of warrants or rights issued	33,333	8,334
Common stock shares issued	13,333
Compensation expense	$ 10,000
Expected life of warrants	3 years
Exercise price	$ 3.60	$ 3.60
Maturity date		May 09, 2020
Exercise price of warrant		$ 3.60
Warrant [Member] | ARC Business Loan [Member]
Common stock shares issued											979,603
Common stock shares issuable upon exercise of warrants or rights											5,996,609
Maturity date											Oct. 02, 2020
Warrant [Member] | ARC Business Loan [Member] | Minimum [Member]
Exercise price of warrant											$ 0.01	$ 11.44
Preferred Stock A
Common stock shares issued											4,817,792	4,817,792				2,550,430
Preferred Stock B
Common stock shares issued											850,000	0				0
Common Stock
Common stock shares issued											892,044	0				0
First Note [Member]
Maturity date					Jan. 17, 2016
Line of credit amount					$ 150,000
Interest rate					12.00%
Second Note [Member]
Line of credit amount																	$ 100,000
Interest rate																	12.00%
Private Placement [Member] | Series B Preferred Stock [Member]
Proceeds from the sale of preferred stock						$ 500,000
Private Placement [Member] | Series B Preferred Stock [Member] | April 2, 2019 [Member]
Warrants											$ 27,778
Exercise price											$ 7.20
Private Placement [Member] | Series B Preferred Stock [Member] | A Expire March 6, 2020 [Member]
Class of warrants or rights issued						138,889
Exercise price						$ 7.60
Private Placement [Member] | Series B Preferred Stock [Member] | A-1 Expire March 6, 2020 [Member]
Warrants						$ 69,445
Exercise price						$ 0.003
Private Placement [Member] | Series B Preferred Stock [Member] | April 29, 2019 [Member]
Exercise price											$ 7.20
Private Placement [Member] | Series B Preferred Stock [Member] | TwentyNineAprilTwoThousandNinteenMember
Warrants											$ 69,445
Private Placement [Member] | ARC [Member]
Purchase price per share			$ 1.00
Proceeds from the sale of preferred stock			$ 100,000
Private Placement [Member] | ARC [Member] | Series B Preferred Stock [Member]
Issuance of shares				500,000
Purchase price per share				$ 1.00
Common stock shares issuable upon exercise of warrants or rights			27,778	208,334
Preferred stock shares issued			100,000
Common stock, for proceeds				$ 500,000
Private placement agreement [Member]
Amount of secured debt purchased from unrelated debt holder of related party													$ 250,000
Private placement agreement [Member] | ARC [Member] | Series B Preferred Stock [Member]
Common stock shares issuable upon exercise of warrants or rights													69,445
Preferred stock shares issued													250,000